Derivative Assets And Collateral Received (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Gross amounts of recognized assets		$ 104,365,000	$ 134,088,000
Derivative Assets not subject to master netting agreements		4,500,000	2,400,000
Derivatives, Interest Rate Contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized assets	[1]	99,828,000	131,731,000
Gross amounts offset in the Statement of Condition	[1]	0	0
Net amounts of assets presented in the Statement of Condition	[1],[2]	99,828,000	131,731,000
Derivative liabilities available for offset	[1]	(9,972,000)	(15,768,000)
Collateral Received	[1]	(89,856,000)	(114,230,000)
Net amount	[1]	$ 0	$ 1,733,000

[1]	201 5 and 2014 are comprised entirely of interest rate derivative contracts.
[2]	In cluded in Derivative a ssets on the Consolidated Statements of Condition. As of December 31 , 201 5 and 201 4 , $ 4 . 5 million and $ 2.4 million, respectively, of derivative assets (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.